UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-8797
                                    811-9049

Name of Fund:  BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
               BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 -  Schedule of Investments


BlackRock Small Cap Growth Fund


Schedule of Investments as of August 31, 2006

                                   Beneficial
                                     Interest   Mutual Funds                                                             Value
                              $   348,350,588   BlackRock Master Small Cap Growth Portfolio                     $     459,076,457

                                                Total Mutual Funds (Cost - $390,160,724) - 100.1%                     459,076,457

                                                Total Investments (Cost - $390,160,724) - 100.1%                      459,076,457
                                                Liabilities in Excess of Other Assets - (0.1%)                          (242,430)
                                                                                                                -----------------
                                                Net Assets - 100.0%                                             $     458,834,027
                                                                                                                =================


BlackRock Master Small Cap Growth Portfolio


Schedule of Investments as of August 31, 2006

                                                  Shares
Industry                                            Held    Common Stocks                                                Value
Aerospace & Defense - 2.5%                       107,700    Armor Holdings, Inc. (b)                               $    5,694,099
                                                 251,000    BE Aerospace, Inc. (b)                                      5,988,860
                                                                                                                   --------------
                                                                                                                       11,682,959

Air Freight & Logistics - 0.6%                   114,300    UTI Worldwide, Inc.                                         2,634,615

Auto Components - 1.0%                           222,300    LKQ Corp. (b)                                               4,617,171

Biotechnology - 1.2%                             126,300    Digene Corp. (b)                                            5,260,395

Capital Markets - 2.9%                           180,000    Cohen & Steers, Inc.                                        5,149,800
                                                  32,600    Evercore Partners, Inc. Class A (b)                           937,250
                                                  95,976    GFI Group, Inc. (b)                                         4,462,884
                                                  56,700    Investment Technology Group, Inc. (b)                       2,620,107
                                                                                                                   --------------
                                                                                                                       13,170,041

Commercial Banks - 2.1%                          107,600    East-West Bancorp, Inc.                                     4,357,800
                                                  83,300    Signature Bank (b)                                          2,736,405
                                                  73,100    UMB Financial Corp.                                         2,548,997
                                                                                                                   --------------
                                                                                                                        9,643,202

Commercial Services & Supplies - 7.1%            163,300    American Reprographics Co. (b)                              4,983,916
                                                  41,800    Corporate Executive Board Co.                               3,663,352
                                                  93,500    CoStar Group, Inc. (b)                                      3,766,180
                                                 898,800    Diamond Management & Technology Consultants, Inc. (b)       8,367,828
                                                   5,544    Huron Consulting Group, Inc. (b)                              209,341
                                                 218,200    Mobile Mini, Inc. (b)                                       5,873,944
                                                  70,900    Stericycle, Inc. (b)                                        4,728,321
                                                  43,900    WNS Holdings Ltd. (a)(b)                                    1,183,105
                                                                                                                   --------------
                                                                                                                       32,775,987

Communications Equipment - 0.9%                  325,500    Foundry Networks, Inc. (b)                                  3,961,335

Computers & Peripherals - 0.5%                    83,300    Rackable Systems, Inc. (b)                                  2,312,408

Diversified Telecommunication                    107,100    NeuStar, Inc. Class A (b)                                   3,022,362
Services - 0.7%

Electronic Equipment & Instruments - 1.5%        150,100    Novatel, Inc. (b)                                           6,613,406

Energy Equipment & Services - 5.1%                72,700    Atwood Oceanics, Inc. (b)                                   3,126,100
                                                 105,310    Basic Energy Services, Inc. (b)                             3,011,866
                                                  49,700    Complete Production Services, Inc. (b)                      1,103,340
                                                 116,700    Hornbeck Offshore Services, Inc. (b)                        3,922,287
                                                 103,700    NS Group, Inc. (b)                                          4,720,424
                                                 278,900    Pioneer Drilling Co. (b)                                    3,929,701
                                                 111,500    Superior Energy Services, Inc. (b)                          3,560,195
                                                                                                                   --------------
                                                                                                                       23,373,913

Food & Staples Retailing - 0.6%                   89,900    United Natural Foods, Inc. (b)                              2,611,595

Health Care Equipment & Supplies - 11.3%         234,300    Adeza Biomedical Corp. (b)                                  3,976,071
                                                 935,800    Align Technology, Inc. (b)                                  5,848,750
                                                 120,400    Arthrocare Corp. (b)                                        5,491,444
                                                  83,700    Cutera, Inc. (b)                                            1,943,514
                                                 101,800    Haemonetics Corp. (b)                                       4,741,844
                                                 108,300    Hologic, Inc. (b)                                           4,676,394
                                                 121,400    Kyphon, Inc. (b)                                            4,395,894
                                                 141,700    Neurometrix, Inc. (b)                                       3,841,487
                                                 164,000    NuVasive, Inc. (b)                                          3,371,840
                                                 138,100    Respironics, Inc. (b)                                       5,097,271
                                                  97,600    SonoSite, Inc. (b)                                          3,096,848
                                                 238,300    Wright Medical Group, Inc. (b)                              5,449,921
                                                                                                                   --------------
                                                                                                                       51,931,278

Health Care Providers & Services - 5.5%          131,800    HealthExtras, Inc. (b)                                      4,050,214
                                                  10,700    Pediatrix Medical Group, Inc. (b)                             490,060
                                                 168,486    Psychiatric Solutions, Inc. (b)                             5,393,237
                                                 129,300    Sierra Health Services, Inc. (b)                            5,546,970
                                                 133,200    VCA Antech, Inc. (b)                                        4,717,944
                                                  92,100    WellCare Health Plans, Inc. (b)                             5,164,968
                                                                                                                   --------------
                                                                                                                       25,363,393

Hotels, Restaurants & Leisure - 6.4%             151,000    Life Time Fitness, Inc. (b)                                 6,784,430
                                                 144,400    Orient Express Hotels Ltd. 'A'                              4,834,512
                                                  75,200    Panera Bread Co. Class A (b)                                3,902,880
                                                 190,300    Pinnacle Entertainment, Inc. (b)                            4,905,934
                                                 197,500    Scientific Games Corp. Class A (b)                          5,741,325
                                                  53,300    Station Casinos, Inc.                                       3,104,725
                                                                                                                   --------------
                                                                                                                       29,273,806

IT Services - 6.2%                               153,400    eFunds Corp. (b)                                            3,561,948
                                                 162,700    Euronet Worldwide, Inc. (b)                                 3,953,610
                                                  39,800    Forrester Research, Inc. (b)                                1,174,896
                                                 386,800    Gartner, Inc. Class A (b)                                   6,030,212
                                                 124,400    SRA International, Inc. Class A (b)                         3,484,444
                                                 200,900    VeriFone Holdings, Inc. (b)                                 4,650,835
                                                 204,500    Wright Express Corp. (b)                                    5,501,050
                                                                                                                   --------------
                                                                                                                       28,356,995

Industrial Conglomerates - 1.1%                   95,000    Walter Industries, Inc.                                     5,228,800

Insurance - 1.6%                                  62,300    National Financial Partners Corp.                           2,293,886
                                                 103,300    ProAssurance Corp. (b)                                      5,195,990
                                                                                                                   --------------
                                                                                                                        7,489,876

Internet & Catalog Retail - 1.7%                 173,650    Coldwater Creek, Inc. (b)                                   4,770,166
                                                 120,834    VistaPrint Ltd. (b)                                         2,964,058
                                                                                                                   --------------
                                                                                                                        7,734,224

Internet Software & Services - 5.7%              283,900    Aladdin Knowledge Systems Ltd. (b)                          4,514,010
                                                 122,400    j2 Global Communications, Inc. (b)                          3,075,912
                                                 747,000    SonicWALL, Inc. (b)                                         7,664,220
                                                 132,000    Synchronoss Technologies, Inc. (b)                          1,242,120
                                                 212,200    WebEx Communications, Inc. (b)                              7,575,540
                                                 160,700    WebSideStory, Inc. (b)                                      2,036,069
                                                                                                                   --------------
                                                                                                                       26,107,871

Leisure Equipment & Products - 0.3%              206,777    Golfsmith International Holdings, Inc. (b)                  1,435,032

Life Sciences Tools & Services - 1.2%            118,000    Ventana Medical Systems, Inc. (b)                           5,503,520

Machinery - 7.0%                                 144,000    Actuant Corp. Class A                                       6,494,400
                                                  98,400    Bucyrus International, Inc.                                 5,080,392
                                                 245,300    Gardner Denver, Inc. (b)                                    8,823,441
                                                 118,200    Manitowoc Co.                                               5,224,440
                                                 154,000    Mueller Water Products, Inc. (b)                            2,618,000
                                                  78,200    Oshkosh Truck Corp.                                         4,042,940
                                                                                                                   --------------
                                                                                                                       32,283,613

Media - 1.7%                                     637,979    CKX, Inc. (b)                                               6,360,651
                                                  50,700    IHS, Inc. Class A (b)                                       1,521,507
                                                                                                                   --------------
                                                                                                                        7,882,158

Metals & Mining - 1.2%                           114,400    Oregon Steel Mills, Inc. (b)                                5,510,648

Oil, Gas & Consumable Fuels - 2.6%               137,700    Helix Energy Solutions Group, Inc. (b)                      5,295,942
                                                 243,900    Range Resources Corp.                                       6,824,322
                                                                                                                   --------------
                                                                                                                       12,120,264

Pharmaceuticals - 1.1%                           206,300    Noven Pharmaceuticals, Inc. (b)                             5,149,248

Real Estate Management & Development - 1.0%      983,400    Move, Inc. (b)                                              4,503,972

Semiconductors & Semiconductor                    65,500    Cymer, Inc. (b)                                             2,695,325
Equipment - 4.1%                                 122,000    Diodes, Inc. (b)                                            4,567,680
                                                 246,700    Microsemi Corp. (b)                                         6,850,859
                                                 171,000    Sirf Technology Holdings, Inc. (b)                          4,502,430
                                                                                                                   --------------
                                                                                                                       18,616,294

Software - 5.0%                                  173,300    Blackboard, Inc. (b)                                        4,618,445
                                                 216,900    Concur Technologies, Inc. (b)                               3,021,417
                                                 116,300    Innerworkings, Inc. (b)                                     1,349,080
                                                 518,100    SkillSoft Plc (a)(b)                                        3,289,935
                                                 169,000    Transaction Systems Architects, Inc. Class A (b)            5,605,730
                                                 230,400    Ultimate Software Group, Inc. (b)                           5,207,040
                                                                                                                   --------------
                                                                                                                       23,091,647

Specialty Retail - 4.2%                          112,700    AnnTaylor Stores Corp. (b)                                  4,485,460
                                                  68,400    The Children's Place Retail Stores, Inc. (b)                3,965,148
                                                 126,100    Dick's Sporting Goods, Inc. (b)                             5,211,713
                                                 126,200    Men's Wearhouse, Inc.                                       4,473,790
                                                  31,200    Tween Brands, Inc. (b)                                      1,062,672
                                                                                                                   --------------
                                                                                                                       19,198,783

Trading Companies & Distributors - 1.2%           79,100    H&E Equipment Services, Inc. (b)                            2,062,137
                                                  81,900    Watsco, Inc.                                                3,598,686
                                                                                                                   --------------
                                                                                                                        5,660,823

Wireless Telecommunication Services - 1.9%       344,982    SBA Communications Corp. Class A (b)                        8,879,837

                                                            Total Common Stocks (Cost - $384,085,738) - 98.7%         453,001,471


                                                    Face
                                                  Amount    Short-Term Securities
Time Deposit - 1.3%                        $   6,104,599    Brown Brothers Harriman & Co.,
                                                            4.61% due 9/01/2006                                         6,104,599

                                                            Total Short-Term Securities
                                                            (Cost - $6,104,599) - 1.3%                                  6,104,599

                                                            Total Investments (Cost - $390,190,337*) - 100.0%         459,106,070
                                                            Liabilities in Excess of Other Assets - (0.0%)               (29,613)
                                                                                                                   --------------
                                                            Net Assets - 100.0%                                    $  459,076,457
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                               $      390,706,673
                                                 ==================
    Gross unrealized appreciation                $       82,943,482
    Gross unrealized depreciation                      (14,544,085)
                                                 ------------------
    Net unrealized appreciation                  $       68,399,397
                                                 ==================


(a) Depositary receipts.

(b) Non-income producing security.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, LLC
    Money Market Series                              -           $     2,637



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and
BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust


Date:  October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust


Date:  October 19, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust


Date:  October 19, 2006